Long-Term Debt - Covenants (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt [Line Items]
Debt Instrument Covenant Description

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $73,872 at June 30, 2014 and $78,144 at December 31, 2013, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Two loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $2,500. Two loan agreements require a monthly pro rata transfer to a retention account of any principal due but unpaid.

Debt Instrument Covenant Compliance

As of June 30, 2014, the Company was compliant with the original financial covenants in its loan agreements, except in the case of the value-to-loan requirements in four of the loan agreements. For three of these loan agreements, the lenders had reduced the value-to-loan requirements (until June 30, 2014 inclusive) from 120% to 100% of the loan balances. The Company was in compliance with these reduced requirements as of June 30, 2014, with actual ratios of 114%-116%. Scheduled principal payments are expected to remedy two of the shortfalls by September 30, 2014 and one of the shortfalls by October 31, 2014, assuming vessel values do not fall below current levels. As to the fourth loan agreement, with a 120% value-to-loan requirement, under which $33,000 was outstanding as of June 30, 2014, there was an actual ratio of 98%. The Company has not requested a waiver of this covenant nor has the lender required additional security or prepayment of part of the loan so as to bring it into compliance.

Cash and cash equivalents	$ 229,727	$ 162,237	$ 141,119	$ 144,297
Debt at Carrying amount	1,362,460	1,380,298
Minimum liquidity requirement
Long-Term Debt [Line Items]
Cash and cash equivalents	73,872	78,144
Covenant requirement reclassified to current liabilities
Long-Term Debt [Line Items]
Potential Prepayment	3,317
Term loan not in compliance with value-to-loan ratio
Long-Term Debt [Line Items]
Debt at Carrying amount	$ 33,000